Equity (Changes in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ 447,479	¥ 469,803	¥ 469,673
Other comprehensive income
Other comprehensive income before reclassifications	(35,907)	(21,578)	14,870
Amounts reclassified from accumulated other comprehensive income	370	(703)	(14,734)
Other comprehensive income, net	(35,537)	(22,281)	136
Equity transactions with noncontrolling interests	38	(43)	(6)
Ending Balance	411,980	447,479	469,803
Net Unrealized Gains on Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	499,650	517,190	467,841
Other comprehensive income
Other comprehensive income before reclassifications	(39,091)	(17,461)	63,339
Amounts reclassified from accumulated other comprehensive income	(1,000)	(78)	(13,990)
Other comprehensive income, net	(40,091)	(17,539)	49,349
Equity transactions with noncontrolling interests		(1)
Ending Balance	459,559	499,650	517,190
Net Unrealized Losses on Derivative Financial Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(449)	(488)	(372)
Other comprehensive income
Other comprehensive income before reclassifications	36	(109)	(174)
Amounts reclassified from accumulated other comprehensive income	6	148	58
Other comprehensive income, net	42	39	(116)
Equity transactions with noncontrolling interests	0	0	0
Ending Balance	(407)	(449)	(488)
Pension Liability Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(35,362)	(42,648)	(28,452)
Other comprehensive income
Other comprehensive income before reclassifications	6,953	7,834	(13,388)
Amounts reclassified from accumulated other comprehensive income	(863)	(561)	(789)
Other comprehensive income, net	6,090	7,273	(14,177)
Equity transactions with noncontrolling interests	11	13	(19)
Ending Balance	(29,261)	(35,362)	(42,648)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(16,360)	(4,251)	30,656
Other comprehensive income
Other comprehensive income before reclassifications	(3,805)	(11,842)	(34,907)
Amounts reclassified from accumulated other comprehensive income	2,227	(212)	(13)
Other comprehensive income, net	(1,578)	(12,054)	(34,920)
Equity transactions with noncontrolling interests	27	(55)	13
Ending Balance	¥ (17,911)	¥ (16,360)	¥ (4,251)